Net investment income (loss) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Investment Income [Abstract]
Net realized gains (losses) on investments and investment derivatives									$ 46,369	$ (5,850)	$ 446,646
Net change in unrealized gains (losses) on investments and investment derivatives									14,881	8,381	(412,650)
Net gains (losses) on currencies									7,998	12,806	(7,305)
Dividend and interest income									16,035	18,551	53,523
Dividends paid on securities sold, not yet purchased									0	0	(5,259)
Other expenses									(1,333)	(954)	(15,696)
Management and performance fees to related parties (1)									0	0	(29,845)
Investment income, net, related party investment fund									194,988	249,626	(280,847)
Net investment income (loss)	$ 204,798	$ 121,956	$ 137,211	$ (185,027)	$ 61,614	$ (3,138)	$ 69,131	$ 154,953	$ 278,938	$ 282,560	$ (251,433)